Schedule of Investments
December 31, 2023 (unaudited)
Upright Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 78.91%

Agricultural Inputs - 0.23%
The Mosaic Co.	1,200	42,876

Banks - Diversified - 1.11%
Bank of America Corp.	6,000	202,020

Consumer Electronics - 26.18%
Apple, Inc.	24,800	4,774,744

Drug Manufacturers - General - 2.04%
AbbVie, Inc.	2,400	371,928

Drug Manufacturers - Specialty & Generic - 3.87%
Bausch Health Cos., Inc. (2)	2,000	16,040
Teva Pharmaceutical Industries Ltd. ADR (2)	66,102	690,105

		706,145

Electrical Equipment & Parts - 1.79%
Plug Power, Inc. (2)	72,500	326,250

Insurance - Life - 1.20%
Brighthouse Financial, Inc. (2)	1,000	52,920
MetLife, Inc.	2,500	165,325

		218,245

Integrated Circuit Design - 24.68%
Himax Technologies, Inc. ADR (2)	741,261	4,499,454

Internet Content & Information- 2.13%
Alphabet, Inc. Class C (2)	2,000	281,860
Meta Platforms, Inc. Class A (2)	300	106,188

		388,048
Internet Retail - 0.85%
Alibaba Group Holding Ltd. ADR	2,000	155,020

Semiconductors - 14.83%
Ase Technology Holding Co. Ltd. ADR (2)	10,000	94,100
Silicon Motion Technology Corp. ADR	13,000	796,510
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,000	1,768,000
United Microelectronics Corp. ADR (2)	5,500	46,530

		2,705,140

Total Common Stock	(Cost $ 11,754,688)	14,389,870

Exchange-Traded Funds (3) - 7.81%

Direxion Daily Aerospace & Defense Bull 3X Shares	5,500	134,695
Direxion Daily Dow Jones Internet Bull 3X Shares (2)	18,000	272,880
Direxion Daily Industrials Bull 3X Shares	3,000	129,540
Direxion Daily Mid Cap Bull 3X Shares	3,000	133,110
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	4,000	31,000
Direxion Daily Real Estate Bull 3X Shares	5,000	53,100
Direxion Daily Semiconductor Bull 3X Shares	8,000	251,200
Direxion Financial Bull 3X Shares	2,000	165,300
Direxion Small Cap Bull 3X Shares	1,500	59,175
Direxion Daily 20-Year Treasury Bull 3X Shares	3,000	193,740

Total Exchange-Traded Funds	(Cost $ 963,694)	1,423,740

Money Market Registered Investment Companies (4) - 18.35%

Fidelity Investments Money Market Government Porfolio Class I - 5.250%	1,068,974	1,068,974
Invesco Treasury Obligations Portfolio Institutional Class - 5.200%	2,127,065	2,127,065
Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class - 5.280%	149,516	149,516

Total Money Market Registered Investment Companies	(Cost $ 3,345,554)	3,345,555

Total Investments - 105.07%	(Cost $ 16,063,936)	19,159,165

Liabilities in Excess of Other Assets - -5.07%		(924,314)

Total Net Assets - 100.00%		18,234,851

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$19,159,165	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$19,159,165	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2023.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.